U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                         Star Funds
                   Federated Investors
                 Federated Investors Tower
             Pittsburgh, Pennsylvania 15222-3779


2. Name of each series or class of funds for which this notice is filed:
    Star Capital Appreciation Fund
    Star U.S. Government Income Fund
    Star Relative Value Fund
    The Stellar Fund
    Star Tax-Free Money Market Fund
    Star Growth Equity Fund
    Star Treasury Fund
    Star Strategic Income Fund

3.   Investment Company Act File Number:
                                          811-5762

     Securities Act File Number:
                                          33-26915

4. Last day of fiscal year for which this notice is filed:
                                     November 30, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:



7.   Number and amount of securities of the same class or
     series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a
     prior fiscal year, but which remained unsold at the
     beginning of the fiscal year:
                                                    0



8.   Number and amount of securities registered during the
     fiscal year other than pursuant to rule 24f-2:
                                                    0

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):

                     5,354,539,791 : $5,571,717,129





10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                     5,354,539,791 : $5,571,717,129



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:




12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10):
                                          $5,571,717,129
     (ii) Aggregate price of shares issued in connection with dividend reimbursement plans
          (from Item 11, if applicable)+

     (iii)Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable)-
                                          5,101,932,405
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable)+ 0
     (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):
                                          469,784,724
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):
                                           x 1/2900
     (vii)Fee due [line (i) or line (v)
          multiplied by line (vi)]:        $161,995

Instruction:
     Issuers should complete lines (ii), (iii), (iv), and
          (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).
                                                  [  ]

     Date of mailing or wire transfer of filing fees to the

Commission's lockbox depository:
                                  January 15, 1996


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ C. Grant Anderson
                                C. Grant Anderson
                               - Assistant Secretary

Date:     January 15, 1996

 *  Please print the name and title of the signing officer
                    below the signature.




                       CONVERSION OF NET REDEMPTIONS ON
                             FORM 24F-2 TO FILING
                               UNDER RULE 24e-2


When a negative amount appears on line 12 - Calculation of registration fee,
(v), the following calculation should be made to determine the share information needed to file under Rule 24e-2:

1.Total redemptions (per annual report)


2.Less:
  (i)                                Line 10 - Form 24F-2 (share amount)

  (ii)                               Line 11 - Form 24F-2 (share amount)

     Total number of securities sold during
     the period pursuant to Rule 24f-2


3.Shares available to register under Rule 24e-2        (a)


4.Fund's Current Net Asset Value        $              (b)


5.Multiply: Shares available to register under Rule 24e-2 by the fund's current net asset value (a x b) to obtain Proposed